FINANCIAL INSTRUMENTS - Schedule of Hedging Instruments Outstanding (Details)	12 Months Ended
	Dec. 31, 2025 COP ($)	Dec. 31, 2025 INR (₨) COP ($)	Dec. 31, 2025 UYU ($) COP ($)	Dec. 31, 2025 AUD ($) COP ($)	Dec. 31, 2025 CLP ($) COP ($)	Dec. 31, 2025 EUR (€) COP ($)	Dec. 31, 2025 MXN ($) COP ($)	Dec. 31, 2025 PEN (S/) COP ($)	Dec. 31, 2025 ARS ($) COP ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 INR (₨)	Dec. 31, 2024 UYU ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2025 INR (₨)	Dec. 31, 2025 UYU ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 CLP ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 PEN (S/)	Dec. 31, 2025 ARS ($)	Dec. 31, 2024 USD ($) INR (₨) BRL (R$) COP ($) MXN ($) UYU ($) CLP ($) EUR (€) AUD ($) GBP (£)
United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Fair value assets																												$ 89,000
Fair value (liabilities)																									$ (2,781,000)			$ (1,408,000)
Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																						941.00						84.27
Notional foreign currency rate					$ 899.02						₨ 85.27
Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																							0.85					84.67
Notional foreign currency rate						€ 0.85					85.87
Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																							0.86					4,424
Notional foreign currency rate						€ 0.85				$ 4,427
Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																			88.75									4,424.7
Notional foreign currency rate		₨ 90.13								4,427
Foreign exchange forward contracts | Settlement 5
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																								18.59				0.79
Notional foreign currency rate							$ 18.06										£ 0.80
Foreign exchange forward contracts | Settlement 6
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																						908.93						1.52
Notional foreign currency rate					$ 898.84								$ 1.62
Foreign exchange forward contracts | Settlement 7
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																												85.94
Notional foreign currency rate | ₨											86.11
Foreign exchange forward contracts | Settlement 8
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												4,411.5
Notional foreign currency rate										4,443.21
Foreign exchange forward contracts | Settlement 9
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												44.39
Notional foreign currency rate												$ 44.40
Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts	3,915.95	3,915.95	3,915.95	3,915.95	3,915.95	3,915.95	3,915.95	3,915.95	3,915.95																			977.00
Notional foreign currency rate	$ 3,800.88													$ 995.03
Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																			90.48									992.22
Notional foreign currency rate		₨ 90.38												995.54
Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																				39.39
Notional foreign currency rate			$ 39.24
Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																					1.54
Notional foreign currency rate				$ 1.50
Cash flow hedges | Foreign exchange forward contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value (liabilities)																									$ (521,000)			$ (6,500,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																												84.35
Notional foreign currency rate | ₨											85.85
Fair value (liabilities)																												$ (26,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 1 | United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																									219.34			302.36
Fair value (liabilities)																									$ (643,000)			$ (710,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																												84.36
Notional foreign currency rate | ₨											85.81
Fair value (liabilities)																												$ (42,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 2 | United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																									315.09			315.09
Fair value (liabilities)																									$ (2,138,000)			$ (698,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																												84.37
Notional foreign currency rate | ₨											85.85
Fair value (liabilities)																												$ (52,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												4,273
Notional foreign currency rate										4,424.76
Fair value (liabilities)																												$ (335,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 5
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												4,224.5
Notional foreign currency rate										4,424.97
Fair value (liabilities)																												$ (404,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 6
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												960.45
Notional foreign currency rate														994.94
Fair value (liabilities)																												$ (147,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 7
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | R$																												5.73
Notional foreign currency rate | R$																		R$ 6.21
Fair value (liabilities)																												$ (206,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 8
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | R$																												6.21
Notional foreign currency rate | R$																		6.22
Fair value (liabilities)																												$ (1,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 9
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												19.65
Notional foreign currency rate																$ 20.98
Fair value (liabilities)																												$ (419,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 10
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												19.82
Notional foreign currency rate																20.98
Fair value (liabilities)																												$ (361,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 11
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												42.55
Notional foreign currency rate												44.25
Fair value (liabilities)																												$ (117,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 12
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																												84.67
Notional foreign currency rate | ₨											86.07
Fair value (liabilities)																												$ (25,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 13
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																												84.65
Notional foreign currency rate | ₨											86.03
Fair value (liabilities)																												$ (40,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 14
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																												84.61
Notional foreign currency rate | ₨											86.07
Fair value (liabilities)																												$ (51,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 15
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												4,241.62
Notional foreign currency rate										4,439.72
Fair value (liabilities)																												$ (397,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 16
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												4,301.59
Notional foreign currency rate										4,440.53
Fair value (liabilities)																												$ (290,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 17
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												960.95
Notional foreign currency rate														995.29
Fair value (liabilities)																												$ (146,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 18
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | R$																												5.75
Notional foreign currency rate | R$																		6.26
Fair value (liabilities)																												$ (226,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 19
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | R$																												6.25
Notional foreign currency rate | R$																		6.25
Fair value (liabilities)																												$ (1,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 20
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												19.72
Notional foreign currency rate																21.07
Fair value (liabilities)																												$ (422,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 21
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												20.00
Notional foreign currency rate																21.06
Fair value (liabilities)																												$ (326,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 22
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												43.33
Notional foreign currency rate												44.43
Fair value (liabilities)																												$ (77,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 23
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																												85.25
Notional foreign currency rate | ₨											86.27
Fair value (liabilities)																												$ (18,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 24
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																												85.23
Notional foreign currency rate | ₨											86.23
Fair value (liabilities)																												$ (29,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 25
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																												85.25
Notional foreign currency rate | ₨											86.27
Fair value (liabilities)																												$ (36,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 26
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												20.39
Notional foreign currency rate																21.17
Fair value (liabilities)																												$ (468,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 27
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												4,331.9
Notional foreign currency rate										4,457.23
Fair value (liabilities)																												$ (249,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 28
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												4,348.5
Notional foreign currency rate										4,457.58
Fair value (liabilities)																												$ (239,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 29
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												958.60
Notional foreign currency rate														995.56
Fair value (liabilities)																												$ (157,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 30
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | R$																												6.28
Notional foreign currency rate | R$																		6.28
Fair value (liabilities)																												$ (1,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 31
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | R$																												5.78
Notional foreign currency rate | R$																		6.27
Fair value (liabilities)																												$ (217,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 32
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												43.61
Notional foreign currency rate												44.56
Fair value (liabilities)																												$ (64,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 33
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																												85.48
Notional foreign currency rate | ₨											86.53
Fair value (liabilities)																												$ (18,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 34
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																												85.46
Notional foreign currency rate | ₨											86.42
Fair value (liabilities)																												$ (28,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 35
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																												85.48
Notional foreign currency rate | ₨											86.53
Fair value (liabilities)																												$ (38,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 36
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												970.50
Notional foreign currency rate														996.01
Fair value (liabilities)																												$ (107,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 37
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												43.80
Notional foreign currency rate												44.82
Fair value (liabilities)																												$ (68,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 38
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												21.12
Notional foreign currency rate																21.29
Fair value (liabilities)																												$ (80,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 39
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | R$																												5.93
Notional foreign currency rate | R$																		6.30
Fair value (liabilities)																												$ (162,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 40
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																												86.10
Notional foreign currency rate | ₨											86.71
Fair value (liabilities)																												$ (11,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 41
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																												85.84
Notional foreign currency rate | ₨											86.61
Fair value (liabilities)																												$ (22,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 42
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨																												85.86
Notional foreign currency rate | ₨											₨ 86.70
Fair value (liabilities)																												$ (30,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 43
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												4,490
Notional foreign currency rate										4,495.95
Fair value (liabilities)																												$ (12,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 44
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												4,489
Notional foreign currency rate										4,495.92
Fair value (liabilities)																												$ (15,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 45
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												44.64
Notional foreign currency rate												45.04
Fair value (liabilities)																												$ (27,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 46
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												21.01
Notional foreign currency rate																$ 21.38
Fair value (liabilities)																												$ (210,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 47
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | R$																												6.20
Notional foreign currency rate | R$																		R$ 6.35
Fair value (liabilities)																												$ (74,000)
Cash flow hedges | Foreign exchange forward contracts | Settlement 48
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												45.09
Notional foreign currency rate												$ 45.24
Fair value (liabilities)																												$ (9,000)
Cash flow hedges | Foreign exchange forward contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value assets																									3,898,000			$ 731,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | £																												0.79
Notional foreign currency rate | £																	0.80
Fair value assets																												$ 45,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 1 | United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												208.72
Fair value assets																												$ 45,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | €																												0.95
Notional foreign currency rate | €															€ 0.96
Fair value assets																												$ 163,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 2 | United States dollar (USD)
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												219.34
Fair value assets																												$ 44,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | £																												0.79
Notional foreign currency rate | £																	0.80
Fair value assets																												$ 45,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | €																												0.95
Notional foreign currency rate | €															0.96
Fair value assets																												$ 164,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 5
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | £																												0.79
Notional foreign currency rate | £																	£ 0.80
Fair value assets																												$ 45,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 6
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | €																												0.95
Notional foreign currency rate | €															€ 0.96
Fair value assets																												$ 164,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 7
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												4,504.77
Notional foreign currency rate										4,479.58
Fair value assets																												$ 51,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 8
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												4,500.5
Notional foreign currency rate										$ 4,479.48
Fair value assets																												$ 42,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 9
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												998.65
Notional foreign currency rate														997.07
Fair value assets																												$ 7,000
Cash flow hedges | Foreign exchange forward contracts | Settlement 10
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																												998.96
Notional foreign currency rate														$ 997.70
Fair value assets																												$ 5,000
Salary hedge | Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts	3,941.37	3,941.37	3,941.37	3,941.37	3,941.37	3,941.37	3,941.37	3,941.37	3,941.37										89.18
Notional foreign currency rate	$ 3,801.07	₨ 90.06
Fair value assets																									348,000
Fair value (liabilities)																									(29,000)
Salary hedge | Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts	3,924.16	3,924.16	3,924.16	3,924.16	3,924.16	3,924.16	3,924.16	3,924.16	3,924.16										89.24
Notional foreign currency rate	$ 3,800.94	₨ 90.09
Fair value assets																									230,000
Fair value (liabilities)																									(28,000)
Salary hedge | Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																			89.24					18.68
Notional foreign currency rate		90.09					$ 18.05
Fair value assets																									179,000
Fair value (liabilities)																									(14,000)
Salary hedge | Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																			89.64					18.59
Notional foreign currency rate		90.09					$ 18.07
Fair value assets																									114,000
Fair value (liabilities)																									(5,000)
Salary hedge | Foreign exchange forward contracts | Settlement 5
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																			89.16			959.80
Notional foreign currency rate		90.25			$ 899.10
Fair value assets																									89,000
Fair value (liabilities)																									(36,000)
Salary hedge | Foreign exchange forward contracts | Settlement 6
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																			89.16	40.53
Notional foreign currency rate		90.27	$ 39.15
Fair value assets																									67,000
Fair value (liabilities)																									(31,000)
Salary hedge | Foreign exchange forward contracts | Settlement 7
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																			89.74							3.47
Notional foreign currency rate		90.28						S/ 3.37
Fair value assets																									64,000
Fair value (liabilities)																									(9,000)
Salary hedge | Foreign exchange forward contracts | Settlement 8
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																			89.76			938.15
Notional foreign currency rate		₨ 90.53			$ 899.01
Fair value assets																									44,000
Fair value (liabilities)																									(9,000)
Salary hedge | Foreign exchange forward contracts | Settlement 9
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts	3,827.98	3,827.98	3,827.98	3,827.98	3,827.98	3,827.98	3,827.98	3,827.98	3,827.98											40.28
Notional foreign currency rate	$ 3,833.03		$ 39.15
Fair value assets																									41,000
Fair value (liabilities)																									(10,000)
Salary hedge | Foreign exchange forward contracts | Settlement 10
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																			89.30							3.40
Notional foreign currency rate		₨ 90.42						S/ 3.37
Fair value assets																									14,000
Fair value (liabilities)																									(38,000)
Salary hedge | Foreign exchange forward contracts | Settlement 11
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts	3,958.73	3,958.73	3,958.73	3,958.73	3,958.73	3,958.73	3,958.73	3,958.73	3,958.73										89.27
Notional foreign currency rate	$ 3,834.91	₨ 90.45
Fair value assets																									306,000
Fair value (liabilities)																									(33,000)
Salary hedge | Foreign exchange forward contracts | Settlement 12
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																			90.33					18.73
Notional foreign currency rate		90.46					$ 18.11
Fair value assets																									178,000
Fair value (liabilities)																									(2,000)
Salary hedge | Foreign exchange forward contracts | Settlement 13
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																			90.33			959.45
Notional foreign currency rate		₨ 90.46			$ 899.22
Fair value assets																									89,000
Fair value (liabilities)																									(2,000)
Salary hedge | Foreign exchange forward contracts | Settlement 14
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts	3,846	3,846	3,846	3,846	3,846	3,846	3,846	3,846	3,846															18.52
Notional foreign currency rate	$ 3,860.34						$ 18.12
Fair value assets																									72,000
Fair value (liabilities)																									(30,000)
Salary hedge | Foreign exchange forward contracts | Settlement 15
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																				40.67				18.12
Notional foreign currency rate			$ 39.26				$ 18.17
Fair value assets																									68,000
Fair value (liabilities)																									(4,000)
Salary hedge | Foreign exchange forward contracts | Settlement 16
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																			89.52							3.48
Notional foreign currency rate		₨ 90.71						S/ 3.37
Fair value assets																									62,000
Fair value (liabilities)																									(40,000)
Salary hedge | Foreign exchange forward contracts | Settlement 17
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																			89.46	40.12
Notional foreign currency rate		90.72	$ 39.26
Fair value assets																									32,000
Fair value (liabilities)																									(35,000)
Salary hedge | Foreign exchange forward contracts | Settlement 18
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																			90.07			931.30
Notional foreign currency rate		90.87			$ 899.01
Fair value assets																									27,000
Fair value (liabilities)																									(27,000)
Salary hedge | Foreign exchange forward contracts | Settlement 19
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																			90.07							3.38
Notional foreign currency rate		₨ 90.89						S/ 3.37
Fair value assets																									2,000
Fair value (liabilities)																									(23,000)
Salary hedge | Foreign exchange forward contracts | Settlement 20
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts	3,976.5	3,976.5	3,976.5	3,976.5	3,976.5	3,976.5	3,976.5	3,976.5	3,976.5										90.92
Notional foreign currency rate	$ 3,863.25	₨ 91.06
Fair value assets																									279,000
Fair value (liabilities)																									(3,000)
Salary hedge | Foreign exchange forward contracts | Settlement 21
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts	3,891.5	3,891.5	3,891.5	3,891.5	3,891.5	3,891.5	3,891.5	3,891.5	3,891.5															18.79
Notional foreign currency rate	$ 3,905.88						$ 18.18
Fair value assets																									176,000
Fair value (liabilities)																									(36,000)
Salary hedge | Foreign exchange forward contracts | Settlement 22
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																			90.99			959.95
Notional foreign currency rate		₨ 91.04			$ 899.82
Fair value assets																									89,000
Fair value (liabilities)																									(1,000)
Salary hedge | Foreign exchange forward contracts | Settlement 23
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts	3,905.12	3,905.12	3,905.12	3,905.12	3,905.12	3,905.12	3,905.12	3,905.12	3,905.12											40.84
Notional foreign currency rate	$ 3,929.6		$ 39.39
Fair value assets																									70,000
Fair value (liabilities)																									(64,000)
Salary hedge | Foreign exchange forward contracts | Settlement 24
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																								18.29		3.48
Notional foreign currency rate							$ 18.34	S/ 3.38
Fair value assets																									61,000
Fair value (liabilities)																									(12,000)
Salary hedge | Foreign exchange forward contracts | Settlement 25
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																						905.59
Notional foreign currency rate					$ 899.04
Fair value assets																									3,000
Salary hedge | Foreign exchange forward contracts | Settlement 26
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts	3,976.68	3,976.68	3,976.68	3,976.68	3,976.68	3,976.68	3,976.68	3,976.68	3,976.68
Notional foreign currency rate	$ 3,886.39
Fair value assets																									222,000
Salary hedge | Foreign exchange forward contracts | Settlement 27
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																								18.77
Notional foreign currency rate							$ 18.24
Fair value assets																									151,000
Salary hedge | Foreign exchange forward contracts | Settlement 28
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																						938.80
Notional foreign currency rate					$ 899.69
Fair value assets																									59,000
Salary hedge | Foreign exchange forward contracts | Settlement 29
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																				40.69
Notional foreign currency rate			$ 39.52
Fair value assets																									57,000
Salary hedge | Foreign exchange forward contracts | Settlement 30
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | S/																										3.41
Notional foreign currency rate | S/								S/ 3.38
Fair value assets																									16,000
Salary hedge | Foreign exchange forward contracts | Settlement 31
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																								18.70
Notional foreign currency rate							$ 18.30
Fair value assets																									108,000
Salary hedge | Foreign exchange forward contracts | Settlement 32
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																				40.56
Notional foreign currency rate			39.63
Fair value assets																									45,000
Salary hedge | Foreign exchange forward contracts | Settlement 33
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																						931.75
Notional foreign currency rate					902.16
Fair value assets																									39,000
Salary hedge | Foreign exchange forward contracts | Settlement 34
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | S/																										3.38
Notional foreign currency rate | S/								S/ 3.38
Fair value assets																									1,000
Salary hedge | Foreign exchange forward contracts | Settlement 35
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																						905.33
Notional foreign currency rate					$ 899.53
Fair value assets																									7,000
Salary hedge | Foreign exchange forward contracts | Settlement 36
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																				39.76
Notional foreign currency rate			$ 39.73
Fair value assets																									1,000
Revenue hedge | Foreign exchange forward contracts | Settlement 37
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																											1,546
Notional foreign currency rate									$ 1,586.34
Fair value assets																									110,000
Revenue hedge | Foreign exchange forward contracts | Settlement 38
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																											1,600
Notional foreign currency rate									1,663
Fair value assets																									168,000
Revenue hedge | Foreign exchange forward contracts | Settlement 39
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts																											1,652
Notional foreign currency rate									$ 1,731.5
Fair value assets																									$ 210,000